Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Oct. 31, 2020 CNY (¥) shares	Oct. 31, 2020 USD ($) shares	Jul. 31, 2019 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)	May 31, 2018 shares
Schedule of Investments [Line Items]
Available-for-sale debt securities						¥ 34,368		¥ 44,873
Impairment of AFS securities						20,417		4,635	¥ (7,443)
Unrealized securities holding losses, net of tax						(884)	$ (129)	(10,729)	(31,658)
Foreign currency translation adjustments in other comprehensive income						14,264	2,077	(17,400)	(72,993)
Gain/(Loss) from investments, net						(18,615)	(2,711)	232	86,497
The change in fair value of the investments						(1,089)		(1,424)	15,011
iSNOB Holding Limited
Schedule of Investments [Line Items]
Percentage owned			3.35%	3.35%										14.50%
Unrealized securities holding losses, net of tax						922		(677)	8,714
Foreign currency translation adjustments in other comprehensive income						1,816			(3,717)
Gain/(Loss) from investments, net			¥ 91,184
Amount of realized and unrealized gain (loss) on shares sold			46,029
The change in fair value of the investments						922			8,714
iSNOB Holding Limited | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities						24,656		0	22,595
iSNOB Holding Limited | Consolidated Statements of Operations And Comprehensive Loss | Preferred Shares outstanding
Schedule of Investments [Line Items]
Stock Issued During Period, Value, New Issues			13,215
iSNOB Holding Limited | Share Repurchase Agreement
Schedule of Investments [Line Items]
Shares repurchased by investee, total price			¥ 104,399
Stock repurchased during period, Percentage			73.40%	73.40%
iSNOB Holding Limited | United States of America, Dollars | Share Repurchase Agreement
Schedule of Investments [Line Items]
Shares repurchased by investee, total price | $				$ 16,000
iSNOB Holding Limited | Redeemable Convertible Preferred Stock
Schedule of Investments [Line Items]
Convertible and redeemable preferred shares held | shares			4,785,714	4,785,714										18,000,000
Ruisha Technology
Schedule of Investments [Line Items]
Percentage owned					18.10%
Available-for-sale debt securities									19,065
Unrealized securities holding losses, net of tax									9,726
Payments to Acquire Debt Securities, Available-for-Sale					¥ 7,000
Other comprehensive income loss reclassification adjustment from accumulated other comprehensive income to income statement upon sale of available for sale securities upon consummation of business combination								11,106
Finite-Lived Intangible Assets Acquired					¥ 50
The change in fair value of the investments								(908)	11,442
Huzan Inc.
Schedule of Investments [Line Items]
Available-for-sale debt securities									1,686
Impairment of AFS securities									4,055
Foreign currency translation adjustments in other comprehensive income								(51)
Fair value increase or decrease									9,310
Amount of reversed unrealized holding gain (loss)									5,145
Huzan Inc. | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities									1,686				$ 0
Gain/(Loss) from investments, net								(1,635)
Xuanwei Limited
Schedule of Investments [Line Items]
Percentage owned											5.00%	5.00%
Unrealized securities holding losses, net of tax									2,389
Payments to Acquire Debt Securities, Available-for-Sale											¥ 3,525	$ 500
Proceeds from Sale of Debt Securities, Available-for-Sale									5,914	$ 900
Poppy Mobile Inc.
Schedule of Investments [Line Items]
Percentage owned	10.00%	10.00%
Impairment of AFS securities						16,817
Foreign currency translation adjustments in other comprehensive income							$ 946	(344)
Payments to Acquire Debt Securities, Available-for-Sale	¥ 16,215	$ 2,500
Poppy Mobile Inc. | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities								15,871
Gain/(Loss) from investments, net						¥ (16,817)
The change in fair value of the investments								¥ 0
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investment ownership percentage						14.80%		14.80%					14.80%
Income Loss From Share						¥ 2,189		¥ 1,570	¥ (478)
The value of ownership under the equity method investments						¥ 28,464		¥ 24,750